ACCOUNTS AND OTHER RECEIVABLE, NET - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Loss allowance - beginning	$ 6
Loss allowance - ending	7	$ 6
Accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Loss allowance - beginning	162	157
Add: increase in allowance	140	85
Deduct: bad debt write-offs	(54)	(79)
Foreign currency translation and other	(44)	(1)
Loss allowance - ending	$ 204	$ 162